Stockholders' equity - Stock-based compensation - Award plans and inducement grants (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation
Stock options	420	420	420	405
RSUs	29,514	15,912	12,849
Remaining shares of common stock available for future issuance	167,849	32,842
2021 Inducement Plan
Stock-based compensation
Remaining shares of common stock available for future issuance	378	378
2022 Plan
Stock-based compensation
Remaining shares of common stock available for future issuance	167,471	32,464
Stock-based award plans
Stock-based compensation
Unrecognized share-based compensation cost	$ 0.3	$ 0.6
Unrecognized share-based compensation - Weighted average period	1 year 3 months 18 days	1 year 8 months 12 days
Stock options
Stock-based compensation
Stock options	420	420
Stock options | 2019 Equity Incentive Plan
Stock-based compensation
Stock options	136	136
Stock options | 2022 Plan
Stock-based compensation
Stock options	284	284
Restricted stock units
Stock-based compensation
RSUs	29,514	15,912
Restricted stock units | 2022 Plan
Stock-based compensation
RSUs	29,514	15,912